THE ALGER FUNDS

Alger Mid Cap Growth Fund

Supplement dated September 11, 2015 to the

Prospectus dated March 1, 2015

As supplemented to date

The following replaces the information under the heading “Management - Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio:” on pages 18 and 19 of the Prospectus:

Ankur Crawford, Ph.D.	Teresa McRoberts	Christopher R. Walsh, CFA
Senior Vice President,	Senior Vice President,	Senior Vice President,
Senior Analyst and	Senior Analyst and	Senior Analyst and
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since November 2010	Since February 20105	Since February 2013

Alex Goldman	Michael Melnyk, CFA
Senior Vice President,	Senior Vice President,
Senior Analyst and	Senior Analyst and
Portfolio Manager	Portfolio Manager
Since February 2013	Since February 2013

The following replaces the entries for Alger Mid Cap Growth Fund in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 67 of the Prospectus:

Fund	Portfolio Manager(s) Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio	Since
Alger Mid Cap Growth Fund	Ankur Crawford, Ph.D. Teresa McRoberts Alex Goldman Michael Melnyk, CFA Christopher R. Walsh, CFA	November 2010 February 2015 February 2013 February 2013 February 2013

In addition, the description regarding Brian Schulz is deleted from the descriptions of portfolio managers on page 68 of the Prospectus. Mr. Schulz is no longer employed by the Manager.

S-MPAD 91115

THE ALGER FUNDS

Alger Mid Cap Growth Fund

Supplement dated September 11, 2015 to the

Statement of Additional Information dated March 1, 2015,

As Supplemented to Date

The line item regarding accounts managed by Brian Schulz is deleted from the chart under the heading “Other Accounts Managed by Portfolio Managers” on page 35 of the Statement of Additional Information. In addition, the line item regarding Brian Schulz’s beneficial interest  is deleted from the chart under the heading “Securities Owned by the Portfolio Managers” on page 36 of the Statement of Additional Information.  Mr. Schulz is no longer employed by the Manager.

S-TAFSAI 91115